Offerings	Oct. 18, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock. par value $0.001 per share
Amount Registered | shares	34,573,923
Maximum Aggregate Offering Price	$ 837,025,622.40
Fee Rate	0.01531%
Amount of Registration Fee	$ 128,148.62
Offering Note	The number of shares of common stock, par value $0.001 per share, of First Busey Corporation ("Busey" and, such shares, the "Busey common stock") being registered is based upon (i) an estimate of the maximum number of shares of common stock, par value $0.01 per share, of CrossFirst Bankshares, Inc. ("CrossFirst" and, such shares, the "CrossFirst common stock") outstanding as of October 11, 2024 or issuable or expected to be exchanged in connection with the merger of CrossFirst with and into Busey), with Busey as the surviving corporation (the "merger"), pursuant to the Agreement and Plan of Merger, dated as of August 26, 2024, by and between Busey and CrossFirst (the "merger agreement"), which collectively equal to 51,796,140, multiplied by (ii) the exchange ratio of 0.6675 of a share of Busey common stock for each share of CrossFirst common stock. Estimated solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act of 1933, as amended (the "Securities Act") and calculated in accordance with Rules 457(c) and 457(f)(1) promulgated thereunder. The maximum aggregate offering price is (i) the average of the high and low prices of CrossFirst common stock as reported on the NASDAQ Global Select Market on October 14, 2024 ($16.16 per share) multiplied by (ii) the estimated maximum number of shares of CrossFirst common stock to be converted in the merger (51,796,140). Represents the maximum number of shares of Series A Non-Cumulative Perpetual Preferred Stock, par value $0.001, of Busey ("new Busey preferred stock") to be issued to holders of record of CrossFirst's Series A Non-Cumulative Perpetual Preferred Stock, par value $0.01 per share ("CrossFirst preferred stock") in the merger. This number is based on the total number of shares of CrossFirst preferred stock outstanding as of October 11, 2024, and the exchange of each such share for one share of new Busey preferred stock, pursuant to the merger agreement.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Series A Non-Cumulative Perpetual Preferred Stock, par value $0.001 per share
Amount Registered | shares	7,750
Maximum Aggregate Offering Price	$ 7,750,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,186.53
Offering Note	Represents the maximum number of shares of Series A Non-Cumulative Perpetual Preferred Stock, par value $0.001, of Busey ("new Busey preferred stock") to be issued to holders of record of CrossFirst's Series A Non-Cumulative Perpetual Preferred Stock, par value $0.01 per share ("CrossFirst preferred stock") in the merger. This number is based on the total number of shares of CrossFirst preferred stock outstanding as of October 11, 2024, and the exchange of each such share for one share of new Busey preferred stock, pursuant to the merger agreement. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(f)(2) under the Securities Act. The aggregate offering price is (x) the book value per share of the CrossFirst preferred stock as of October 14, 2024 ($1,000) multiplied by (y) the maximum number of shares of CrossFirst preferred stock to be converted in the merger (7,750).